CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares		3 Months Ended	12 Months Ended
	Mar. 05, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Number of units sold		11,500,000
Sale of Private Placement Warrants (in shares)			378,000
Over-allotment option
Number of units sold	1,500,000		11,500,000
Sale of Private Placement Warrants (in shares)			408,000
Private Placement
Sale of Private Placement Warrants (in shares)			378,000
Private Placement | Private Placement Warrants
Sale of Private Placement Warrants (in shares)		408,000	408,000	408,000